Label	Element	Value
T. Rowe Price Blue Chip Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Blue Chip Growth ETF
Objective [Heading]	rr_ObjectiveHeading	Investment Objective(s)
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks to provide long-term capital growth. Income is a secondary objective.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the fund. You may also incur brokerage commissions and other charges when buying or selling shares of the fund, which are not reflected in the table or example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the fund’s shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 18.4% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	18.40%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then sell all of your shares at the end of those periods, that your investment has a 5% return each year, and that the fund’s fees and expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund normally invests at least 80% of its net assets (plus any borrowings for investment purposes) in securities of blue chip companies with growth characteristics. For purposes of the fund’s 80% investment policy, the fund considers a company to be a blue chip company if the company’s securities are represented in the S&P 500 Index and the fund considers a company to have growth characteristics if the company’s securities are represented in an appropriate third-party growth-oriented index. Any derivatives that provide exposure to the investment focus suggested by the fund’s name, or to one or more market risk factors associated with the investment focus suggested by the fund’s name, are counted (as applicable) toward compliance with the fund’s 80% investment policy.

Blue chip growth companies are firms that, in the investment adviser’s view, are well established in their industries and have the potential for above-average earnings growth. The fund focuses on companies with leading market positions, seasoned management, and strong financial fundamentals. The fund’s investment approach reflects the belief that solid company fundamentals (with emphasis on the potential for above-average growth) combined with a positive industry outlook may result in a higher stock price. Some of the companies the adviser targets for the fund should have good prospects for dividend growth.

At times, the fund may have a significant portion of its assets invested in the same economic sector, such as the information technology sector.

The fund primarily invests in common stocks, but may also invest in exchange-traded securities that trade synchronously with the fund’s shares, cash, and cash equivalents. The fund may also invest in American Depositary Receipts (ADRs) and common stocks listed on a foreign exchange that trade on such exchange synchronously with the fund’s shares (i.e., during the U.S. listing exchange’s trading hours).

The fund is an actively-managed, exchange-traded fund (ETF) that does not disclose portfolio holdings daily. In order to provide market participants with information on the fund’s investments, the fund publishes a “Proxy Portfolio” on its website daily. A Proxy Portfolio is a basket of securities that is designed to closely track the daily performance of the fund’s portfolio holdings. While the Proxy Portfolio includes some of the fund’s holdings, it is not the fund’s actual portfolio. The Proxy Portfolio could be based on a broad-based securities index or the fund’s recently disclosed portfolio holdings. The fund’s Portfolio Overlap is available on the fund’s website daily. The Portfolio Overlap is the percentage weight overlap between the holdings of the prior business day’s Proxy Portfolio compared to the holdings of the fund that formed the basis for the fund’s calculation of net asset value (NAV) at the end of the prior business day.

The fund is nondiversified, which means it may invest a greater percentage of its assets in a particular issuer than is permissible for a diversified fund.

Risk [Heading]	rr_RiskHeading	Principal Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following performance information provides some indication of the risks of investing in the fund. The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.

The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following performance information provides some indication of the risks of investing in the fund. The following bar chart illustrates how much returns can differ from year to year by showing calendar year returns and the best and worst calendar quarter returns during those years for the fund. The following table shows the average annual total returns for the fund. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the table may also include one or more indexes that more closely aligns to the fund’s investment strategy (Strategy Benchmark(s)).
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	troweprice.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund’s performance information represents only past performance (before and after taxes) and is not necessarily an indication of future results.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

	Quarter Ended	Total Return		Quarter Ended	Total Return
Best Quarter	3/31/23	16.50%	Worst Quarter	6/30/22	-24.92%

Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns Periods ended December 31, 2024
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

The following table shows the average annual total returns for the fund. The fund’s performance information included in the table is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the table may also include one or more indexes that more closely aligns to the fund’s investment strategy (Strategy Benchmark(s)).

In addition, the table shows hypothetical after-tax returns to demonstrate how taxes paid by a shareholder may influence returns. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as a 401(k) account or an IRA.

Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock	Updated performance information is available through troweprice.com.
T. Rowe Price Blue Chip Growth ETF | Risk Lose Money [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock	The fund’s share price fluctuates, which means you could lose money by investing in the fund.
T. Rowe Price Blue Chip Growth ETF | Proxy portfolio structure
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Proxy portfolio structure: The fund does not disclose portfolio holdings daily. The fund uses a Proxy Portfolio, which is a basket of securities that is designed to closely track the daily performance of the fund’s portfolio holdings. The fund may not always effectively construct a proxy portfolio that closely tracks the daily performance of the fund’s portfolio holdings. Because the fund uses a Proxy Portfolio, there is a risk that the fund’s shares may trade at a wider bid-ask spread than shares of ETFs that disclose their portfolio holdings daily. This risk is heightened during periods of market disruption and volatility, and, therefore, may cost you more to trade. Although the fund seeks to benefit from keeping its portfolio information confidential, other traders may attempt to use the Proxy Portfolio and publicly available information, including intraday net asset value (INAV) to identify the fund’s trading strategy, which, if successful, could result in such traders engaging in certain predatory trading practices that may have the potential to harm the fund and its shareholders. Because the fund’s shares are traded in the secondary market, a broker may charge a commission to execute a transaction in shares, and you may incur the cost of the spread between the price at which a dealer will buy shares and the somewhat higher price at which a dealer will sell shares.

T. Rowe Price Blue Chip Growth ETF | Premium/Discount
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Premium/Discount: Although the Proxy Portfolio is intended to provide investors with enough information to allow for an effective arbitrage mechanism that will keep the market price of the fund at or close to the underlying NAV per share of the fund, there is a risk (which may increase during periods of market disruption or volatility) that market prices will vary significantly from the underlying NAV per share of the fund. These price differences may be greater for this fund compared to ETFs that disclose portfolio holdings daily because it provides different portfolio holdings information to traders. The adviser will monitor on an ongoing basis how shares trade, including the level of any market price premium or discount to NAV and the bid-ask spreads on market transactions. Each day, the website provides the fund’s Tracking Error, which means the standard deviation over the past three months of the daily proxy spread (i.e., the difference, in percentage terms, between the Proxy Portfolio’s per share NAV and that of the fund at the end of the trading day).

T. Rowe Price Blue Chip Growth ETF | Trading halt
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Trading halt: It is possible that an active trading market for the shares will not be maintained, or that trading in the shares will be halted for reasons such as market-wide trading halts or the shares no longer meeting the listing requirements of the listing exchange. If securities representing 10% or more of the fund’s portfolio do not have readily available market quotations, the fund would promptly request the listing exchange to halt trading on the fund. In addition, to the extent T. Rowe Price determines that a security held in a fund’s portfolio but not in the Proxy Portfolio does not have readily available market quotations and such circumstance may affect the reliability of the Proxy Portfolio as an arbitrage vehicle, that information, along with the identity and weighting of that security in the fund’s portfolio, will be publicly disclosed on the fund’s website.

T. Rowe Price Blue Chip Growth ETF | Authorized Participant
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Authorized Participant: The fund’s shares may have a limited number of active “Authorized Participants,” which are financial institutions that are able to transact daily with the fund to purchase and redeem a large specified number of shares of the fund. To the extent they cannot or otherwise are unwilling to engage in creation and redemption transactions, and no other Authorized Participant steps in, shares of the fund may trade at a significant discount or premium to NAV and may face trading halts and delisting from the exchange. During times of market stress, Authorized Participants may be more likely to step away from an ETF that does not disclose holdings daily than a traditional ETF.

T. Rowe Price Blue Chip Growth ETF | ETF shares trading
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

ETF shares trading: Shares of the fund are listed for trading on a national securities exchange and are bought and sold in the secondary market at market prices. The market prices of shares are expected to fluctuate in response to changes in the fund’s NAV, the value of the fund’s holdings, and supply and demand for shares. Disruptions to creations and redemptions, significant market volatility, potential lack of an active trading market for the shares (including through a trading halt), or other factors may widen bid-ask spreads and result in the shares trading significantly above (at a premium) or below (at a discount) to NAV or to the value of the fund’s holdings. If a shareholder purchases shares at a time when the market price is at a premium to the NAV or sells shares at a time when the market price is at a discount to the NAV, the shareholder may sustain losses.

T. Rowe Price Blue Chip Growth ETF | Stock investing
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Stock investing: Stocks generally fluctuate in value more than bonds and may decline significantly over short time periods. There is a chance that stock prices overall will decline because stock markets tend to move in cycles, with periods of rising and falling prices. The value of stocks held by the fund may decline due to general weakness or volatility in the stock markets in which the fund invests or because of factors that affect a particular company or industry.

T. Rowe Price Blue Chip Growth ETF | Market conditions
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Market conditions: The value of the fund’s investments may decrease, sometimes rapidly or unexpectedly, due to factors affecting an issuer held by the fund, particular industries, or the overall securities markets. A variety of factors can increase the volatility of the fund’s holdings and markets generally, including economic, political, or regulatory developments, recessions, inflation, rapid interest rate changes, war, military conflict, acts of terrorism, natural disasters, and outbreaks of infectious illnesses or other widespread public health issues (such as the coronavirus pandemic) and related governmental and public responses (including sanctions). Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others. Government intervention in markets may impact interest rates, market volatility, and security pricing. These adverse developments may cause broad declines in market value due to short-term market movements or for significantly longer periods during more prolonged market downturns.

T. Rowe Price Blue Chip Growth ETF | Growth investing
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Growth investing: The fund’s growth approach to investing could cause it to underperform other stock funds that employ a different investment style. Growth stocks tend to be more volatile than certain other types of stocks and their prices may fluctuate more dramatically than the overall stock market. A stock with growth characteristics can have sharp price declines due to decreases in current or expected earnings and may lack dividends that can help cushion its share price in a declining market.

T. Rowe Price Blue Chip Growth ETF | Large- and mid-cap stocks
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Large- and mid-cap stocks: Securities issued by large- and mid-cap companies tend to be less volatile than securities issued by small-cap companies. However, large-cap companies may not be able to attain the high growth rates of successful small-cap companies, especially during strong economic periods, and may be unable to respond as quickly to competitive challenges. The fund’s share price could fluctuate more than the share price of a fund that invests only in large-cap companies as stocks of mid-cap companies entail greater risk and are usually more volatile than stocks of large-cap companies.

T. Rowe Price Blue Chip Growth ETF | Dividend-paying stocks
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Dividend-paying stocks: The fund’s emphasis on dividend-paying stocks could cause the fund to underperform similar funds that invest without consideration of a company’s track record of paying dividends. Stocks of companies with a history of paying dividends may not participate in a broad market advance to the same degree as most other stocks, and a sharp rise in interest rates or economic downturn could cause a company to unexpectedly reduce or eliminate its dividend.

T. Rowe Price Blue Chip Growth ETF | Sector exposure
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Sector exposure: Issuers in the same economic sector may be similarly affected by economic or market events, making the fund more vulnerable to unfavorable developments in that economic sector than funds that invest more broadly.

T. Rowe Price Blue Chip Growth ETF | Information technology sector
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Information technology sector: Information technology companies face intense competition, both domestically and internationally, which may have an adverse effect on their profit margins. Like other technology companies, information technology companies may have limited product lines, markets, financial resources, or personnel.

T. Rowe Price Blue Chip Growth ETF | Active management
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Active management: The fund’s overall investment program and holdings selected by the fund’s investment adviser may underperform the broad markets, relevant indices, or other funds with similar objectives and investment strategies.

T. Rowe Price Blue Chip Growth ETF | Risk Nondiversified Status [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Nondiversification: As a nondiversified fund, the fund has the ability to invest a larger percentage of its assets in the securities of a smaller number of issuers than a diversified fund. As a result, poor performance by a single issuer could adversely affect fund performance more than if the fund were invested in a larger number of issuers. The fund’s share price can be expected to fluctuate more than that of a similar fund that is more broadly diversified.

T. Rowe Price Blue Chip Growth ETF | Cybersecurity breaches
Risk/Return:	rr_RiskReturnAbstract
Risk [Text Block]	rr_RiskTextBlock

Cybersecurity breaches: The fund could be harmed by intentional cyberattacks and other cybersecurity breaches, including unauthorized access to the fund’s assets, confidential information, or other proprietary information. In addition, a cybersecurity breach could cause one of the fund’s service providers or financial intermediaries to suffer unauthorized data access, data corruption, or loss of operational functionality.

T. Rowe Price Blue Chip Growth ETF | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index	[1]
T. Rowe Price Blue Chip Growth ETF | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 3000® Index
T. Rowe Price Blue Chip Growth ETF | Russell 3000® Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	23.81%
Since Inception	rr_AverageAnnualReturnSinceInception	15.02%	[2]
T. Rowe Price Blue Chip Growth ETF | Russell 1000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	Russell 1000® Growth Index
T. Rowe Price Blue Chip Growth ETF | Russell 1000® Growth Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	33.36%
Since Inception	rr_AverageAnnualReturnSinceInception	16.82%	[2]
T. Rowe Price Blue Chip Growth ETF | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Label	rr_AverageAnnualReturnLabel	S&P 500 Index
T. Rowe Price Blue Chip Growth ETF | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	25.02%
Since Inception	rr_AverageAnnualReturnSinceInception	15.73%	[2]
T. Rowe Price Blue Chip Growth ETF | Lipper Large-Cap Growth Funds Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Lipper Large-Cap Growth Funds Index
T. Rowe Price Blue Chip Growth ETF | Lipper Large-Cap Growth Funds Index
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	30.73%
Since Inception	rr_AverageAnnualReturnSinceInception	13.91%	[2]
T. Rowe Price Blue Chip Growth ETF | Blue Chip Growth ETF
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.57%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.57%
1 Year	rr_ExpenseExampleYear01	$ 58
3 Years	rr_ExpenseExampleYear03	183
5 Years	rr_ExpenseExampleYear05	318
10 Years	rr_ExpenseExampleYear10	$ 714
Annual Return 2021	rr_AnnualReturn2021	18.16%
Annual Return 2022	rr_AnnualReturn2022	(37.88%)
Annual Return 2023	rr_AnnualReturn2023	50.10%
Annual Return 2024	rr_AnnualReturn2024	35.87%
Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2023
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	16.50%
Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2022
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(24.92%)
1 Year	rr_AverageAnnualReturnYear01	35.87%
Since Inception	rr_AverageAnnualReturnSinceInception	12.50%
Inception Date	rr_AverageAnnualReturnInceptionDate	Aug. 04, 2020
T. Rowe Price Blue Chip Growth ETF | Blue Chip Growth ETF | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	35.87%
Since Inception	rr_AverageAnnualReturnSinceInception	12.50%
T. Rowe Price Blue Chip Growth ETF | Blue Chip Growth ETF | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.23%
Since Inception	rr_AverageAnnualReturnSinceInception	9.95%

[1]	Due to new SEC Rules on shareholder reporting, the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark.
[2]	Return since 8/4/20.